FAIR VALUES OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
FAIR VALUES OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS

NOTE 11. FAIR VALUE OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS

2011 Credit Facility

As of December 28, 2012 and December 30, 2011, the estimated fair market values of the term loan under our 2011 Credit Facility were approximately $667.3 million and $697.4 million, respectively. The carrying value of this term loan on our Consolidated Balance Sheets as of December 28, 2012 and December 30, 2011 was $670.0 million and $700.0 million, respectively, excluding unamortized issuance costs. The fair value of our term loan was derived by taking the mid-point of the trading prices from an observable market input (Level 2) in the secondary loan market and multiplying it by the outstanding balance of our term loan.

Senior Notes and Canadian Notes

As of December 28, 2012, the estimated fair market value of the Senior Notes and Canadian Notes was approximately $1.2 billion and the carrying value of these notes on our Consolidated Balance Sheets was $1.2 billion, excluding unamortized discount. The fair value of the Senior Notes and Canadian Notes was derived by taking the mid-point of the trading prices from an observable market input (Level 2) in the secondary loan market and multiplying it by the outstanding balance of the notes.

Derivative Instruments

We use our derivative instruments as a risk management tool and not for trading or speculative purposes. The fair value of each derivative instruments is based on mark-to-market model measurements that are interpolated from observable market data, including spot and forward rates, as of December 28, 2012 and for the duration of each derivative's terms. As of December 28, 2012, there were no derivative instruments outstanding.

Foreign Currency Exchange Contracts

We operate our business globally and our foreign subsidiaries conduct businesses in various foreign currencies. Therefore, we are subject to foreign currency risk. From time to time, we may purchase derivative financial instruments in the form of foreign currency exchange contracts to manage specific foreign currency exposures.

During March and April 2012, we entered into various foreign currency forward contracts with an aggregate notional amount of C$1.25 billion (equivalent to US$1.25 billion as of March 30, 2012) with maturity windows ranging from March 7, 2012 to May 31, 2012. The primary objective of the contracts was to manage our exposure to foreign currency transaction risk related to the funding of our acquisition of Flint in Canadian dollars. These contracts settled during the second quarter of 2012.

For the year ended December 28, 2012, we recorded a net loss of $0.3 million on our foreign currency forward contracts in “General and administrative expenses” on our Consolidated Statements of Operations. We also recorded foreign currency translation gains of $0.8 million on intercompany loans for the year ended December 28, 2012.